Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL INVESTMENT PORTFOLIOS, INC. 15
Prospectus Date	rr_ProspectusDate	Oct. 27, 2016
Supplement [Text Block]	pipi15_SupplementTextBlock

PRUDENTIAL INVESTMENT PORTFOLIOS, INC. 15.
Prudential Short Duration High Yield Income Fund (the "Fund")

Supplement dated February 27, 2017 to the Currently Effective Summary Prospectus and Prospectus

Effective as of March 1, 2017, the Fund's Board of Directors (the "Board") approved imposing contractual caps on certain Fund expenses. To reflect these changes, the Fund's Summary Prospectus and Prospectus are hereby revised as follows, effective as of March 1, 2017:

1.	In the Summary Prospectus and Prospectus section entitled Fund Summary — Fund Fees and Expenses, the "Annual Fund Operating Expenses" table is deleted and replaced with the following new table:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class Q	Class Z
Management fees	0.70%	0.70%	0.70%	0.70%
+ Distribution and service (12b-1) fees	0.25%	1.00%	None	None
+ Other expenses	0.13%	0.13%	0.04%	0.13%
= Total annual Fund operating expenses	1.08%	1.83%	0.74%	0.83%
– Fee waiver and/or expense reimbursement	(.08)%	(.08)%	(.04)%	(.08)%
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement(1)	1.00%	1.75%	0.70%	0.75%

(1) The Manager has contractually agreed, through December 31, 2018, to reimburse and/or waive fees so that: (1) the Fund's net annual operating expenses (exclusive of distribution and service (12b-1) fees, transfer agency expenses (including sub-transfer agency and networking fees), acquired fund fees and expenses, taxes and deferred tax expenses, interest and brokerage commissions, and extraordinary expenses) of each class of shares is limited to 0.70% of the Fund's average daily net assets; and (2) the Fund's net annual operating expenses (exclusive of distribution and service (12b-1) fees, acquired fund fees and expenses, taxes and deferred tax expenses, interest and brokerage commissions, and extraordinary expenses) of each class of shares is limited to 0.75% of the Fund's average daily net assets. These waivers may not be terminated prior to December 31, 2018 without the prior approval of the Fund's Board of Directors.

2.	In the Summary Prospectus and Prospectus section entitled Fund Summary — Fund Fees and Expenses — Example, the table is deleted and replaced with the following new table:

	If Shares Are Redeemed				If Shares Are Not Redeemed
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$424	$650	$894	$1,592	$424	$650	$894	$1,592
Class C	$278	$568	$983	$2,141	$178	$568	$983	$2,141
Class Q	$72	$233	$408	$915	$72	$233	$408	$915
Class Z	$77	$257	$453	$1,018	$77	$257	$453	$1,018

Prudential Short Duration High Yield Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pipi15_SupplementTextBlock

PRUDENTIAL INVESTMENT PORTFOLIOS, INC. 15.
Prudential Short Duration High Yield Income Fund (the "Fund")

Supplement dated February 27, 2017 to the Currently Effective Summary Prospectus and Prospectus

Effective as of March 1, 2017, the Fund's Board of Directors (the "Board") approved imposing contractual caps on certain Fund expenses. To reflect these changes, the Fund's Summary Prospectus and Prospectus are hereby revised as follows, effective as of March 1, 2017:

1.	In the Summary Prospectus and Prospectus section entitled Fund Summary — Fund Fees and Expenses, the "Annual Fund Operating Expenses" table is deleted and replaced with the following new table:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class Q	Class Z
Management fees	0.70%	0.70%	0.70%	0.70%
+ Distribution and service (12b-1) fees	0.25%	1.00%	None	None
+ Other expenses	0.13%	0.13%	0.04%	0.13%
= Total annual Fund operating expenses	1.08%	1.83%	0.74%	0.83%
– Fee waiver and/or expense reimbursement	(.08)%	(.08)%	(.04)%	(.08)%
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement(1)	1.00%	1.75%	0.70%	0.75%

(1) The Manager has contractually agreed, through December 31, 2018, to reimburse and/or waive fees so that: (1) the Fund's net annual operating expenses (exclusive of distribution and service (12b-1) fees, transfer agency expenses (including sub-transfer agency and networking fees), acquired fund fees and expenses, taxes and deferred tax expenses, interest and brokerage commissions, and extraordinary expenses) of each class of shares is limited to 0.70% of the Fund's average daily net assets; and (2) the Fund's net annual operating expenses (exclusive of distribution and service (12b-1) fees, acquired fund fees and expenses, taxes and deferred tax expenses, interest and brokerage commissions, and extraordinary expenses) of each class of shares is limited to 0.75% of the Fund's average daily net assets. These waivers may not be terminated prior to December 31, 2018 without the prior approval of the Fund's Board of Directors.

2.	In the Summary Prospectus and Prospectus section entitled Fund Summary — Fund Fees and Expenses — Example, the table is deleted and replaced with the following new table:

	If Shares Are Redeemed				If Shares Are Not Redeemed
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$424	$650	$894	$1,592	$424	$650	$894	$1,592
Class C	$278	$568	$983	$2,141	$178	$568	$983	$2,141
Class Q	$72	$233	$408	$915	$72	$233	$408	$915
Class Z	$77	$257	$453	$1,018	$77	$257	$453	$1,018

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2018
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares Are Redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares Are Not Redeemed
Prudential Short Duration High Yield Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.70%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
+ Other expenses	rr_OtherExpensesOverAssets	0.13%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	1.08%
– Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.00%	[1]
1 Year	rr_ExpenseExampleYear01	$ 424
3 Years	rr_ExpenseExampleYear03	650
5 Years	rr_ExpenseExampleYear05	894
10 Years	rr_ExpenseExampleYear10	1,592
1 Year	rr_ExpenseExampleNoRedemptionYear01	424
3 Years	rr_ExpenseExampleNoRedemptionYear03	650
5 Years	rr_ExpenseExampleNoRedemptionYear05	894
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,592
Prudential Short Duration High Yield Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.70%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
+ Other expenses	rr_OtherExpensesOverAssets	0.13%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	1.83%
– Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.75%	[1]
1 Year	rr_ExpenseExampleYear01	$ 278
3 Years	rr_ExpenseExampleYear03	568
5 Years	rr_ExpenseExampleYear05	983
10 Years	rr_ExpenseExampleYear10	2,141
1 Year	rr_ExpenseExampleNoRedemptionYear01	178
3 Years	rr_ExpenseExampleNoRedemptionYear03	568
5 Years	rr_ExpenseExampleNoRedemptionYear05	983
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,141
Prudential Short Duration High Yield Income Fund | Class Q
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.70%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
+ Other expenses	rr_OtherExpensesOverAssets	0.04%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	0.74%
– Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.70%	[1]
1 Year	rr_ExpenseExampleYear01	$ 72
3 Years	rr_ExpenseExampleYear03	233
5 Years	rr_ExpenseExampleYear05	408
10 Years	rr_ExpenseExampleYear10	915
1 Year	rr_ExpenseExampleNoRedemptionYear01	72
3 Years	rr_ExpenseExampleNoRedemptionYear03	233
5 Years	rr_ExpenseExampleNoRedemptionYear05	408
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 915
Prudential Short Duration High Yield Income Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.70%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
+ Other expenses	rr_OtherExpensesOverAssets	0.13%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	0.83%
– Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.75%	[1]
1 Year	rr_ExpenseExampleYear01	$ 77
3 Years	rr_ExpenseExampleYear03	257
5 Years	rr_ExpenseExampleYear05	453
10 Years	rr_ExpenseExampleYear10	1,018
1 Year	rr_ExpenseExampleNoRedemptionYear01	77
3 Years	rr_ExpenseExampleNoRedemptionYear03	257
5 Years	rr_ExpenseExampleNoRedemptionYear05	453
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,018

[1]	The Manager has contractually agreed, through December 31, 2018, to reimburse and/or waive fees so that: (1) the Fund's net annual operating expenses (exclusive of distribution and service (12b-1) fees, transfer agency expenses (including sub-transfer agency and networking fees), acquired fund fees and expenses, taxes and deferred tax expenses, interest and brokerage commissions, and extraordinary expenses) of each class of shares is limited to 0.70% of the Fund's average daily net assets; and (2) the Fund's net annual operating expenses (exclusive of distribution and service (12b-1) fees, acquired fund fees and expenses, taxes and deferred tax expenses, interest and brokerage commissions, and extraordinary expenses) of each class of shares is limited to 0.75% of the Fund's average daily net assets. These waivers may not be terminated prior to December 31, 2018 without the prior approval of the Fund's Board of Directors.